Stockholders' Equity (Tables)	3 Months Ended	12 Months Ended
	Jun. 30, 2014	Mar. 31, 2014
Stockholders' Equity [Abstract]
Schedule of Common Stock Reserved for Future Issuance
As of June 30, 2014, approximately 75.6 million shares of common stock were issuable upon conversion or exercise of rights granted under prior financing arrangements, stock options and warrants, as follows:

Exercise of stock options	11,998,275
Exercise of warrants	63,609,031
Total shares of common stock reserved for future issuances	75,607,306

As of March 31, 2014, approximately 73.1 million shares of common stock were issuable upon conversion or exercise of rights granted under prior financing arrangements, stock options and warrants, as follows:

Exercise of stock options	11,894,205
Exercise of warrants	61,194,343
Total shares of common stock reserved for future issuances	73,088,548